SUPPLEMENT DATED February 19, 2026

TO THE VARIABLE UNIVERSAL LIFE INSURANCE PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

Corporate America VUL

Platinum Investor I VUL

Platinum Investor II VUL

Platinum Investor III VUL

Platinum Investor IV VUL

Platinum Investor FlexDirector

Platinum Investor PLUS VUL

Platinum Investor Survivor VUL

Platinum Investor Survivor II VUL

THE UNITED STATES LIFE INSURANCE COMPANY

IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL VL-R

USL Platinum Investor VUL

USL Platinum Investor PLUS VUL

You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your policy.

Effective on December 31, 2025, the Opportunistic Small Cap Portfolio of BNY Mellon Variable Investment Fund was renamed the Small Cap Portfolio. Accordingly, all references to “Opportunistic Small Cap Portfolio” in the prospectus are replaced with “Small Cap Portfolio.”